Note 14 - Administrative Expenses - Components of Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Investor relations	$ 353	$ 414	$ 751
Audit fee	288	237	266
Advisory services fees	904	408	553
Listing fees	448	277	495
Directors fees – Company	323	240	225
Directors fees – Blanket	43	31	52
Employee costs	4,065	3,030	2,917
Other office administration cost	424	605	645
Management liability insurance	1,032	86	52
Travel costs	117	292	297
Eersteling Gold Mine administration costs		17	212
Administrative expenses	$ 7,997	$ 5,637	$ 6,465